UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ---------------------------------
Address:  325 N. LaSalle Street, Suite 645
          ---------------------------------
          Chicago, IL 60654
          ---------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Jonathan M. Mohrhardt       Chicago, IL          August 15, 2011
    ------------------------   -------------------    ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                            --------------------
Form 13F Information Table Entry Total:                      104
                                            ---------------------
Form 13F Information Table Value Total:                  507,159
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                        RIVERNORTH CAPITAL MANAGEMENT, LLC
                                                 As of 6/30/2011
            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
ADAMS EXPRESS CO                COM                006212104   8,372     751,530  SH            SOLE               751,530
AFFLIATED MANAGERS GROUP        COM                008252108   1,228      12,100  SH            SOLE                12,100
ALLIANCEBERNSTEIN INCOME FUN    COM                01881E101   8,158   1,033,992  SH            SOLE             1,033,992
APOLLO COML REAL EST FIN INC    COM                03762U105   6,059     375,890  SH            SOLE               375,890
APOLLO SR FLOATING RATE FD I    COM   NEW          037636107   1,835      97,218  SH            SOLE                97,218
ARTIO GLOBAL INVS INC           COM CL A           04315B107   1,823     161,300  SH            SOLE               161,300
BLACKROCK CREDIT ALL IN TR I    COM SHS            09249V103   5,435     501,337  SH            SOLE               501,337
BLACKROCK CREDIT ALL INC TR     COM                092508100  13,376   1,069,256  SH            SOLE             1,069,256
BLACKROCK CREDIT ALL INC TR     COM                09255H105   6,630     653,205  SH            SOLE               653,205
BLACKROCK CREDIT ALL INC TR     COM                09255J101   2,404     256,308  SH            SOLE               256,308
BLACKROCK INCOME TR INC         COM   NEW          09247F100     950     134,940  SH            SOLE               134,940
BOULDER GROWTH & INCOME FD I    COM                101507101   4,586     707,747  SH            SOLE               707,747
BOULDER TOTAL RETURN FD INC     COM                101541100   4,513     273,671  SH            SOLE               273,671
CALAMOS CONV & HIGH INCOME F    COM SHS  NEW       12811P108   1,979     151,190  SH            SOLE               151,190
CALAMOS STRATEGIC TOTL RETN     COM SH BEN INT     128125101   4,191     437,955  SH            SOLE               437,955
CENTRAL EUROPE & RUSSIA FD I    COM                153436100   3,911      90,000  SH            SOLE                90,000
CLOUGH GLOBAL EQUITY FD         COM                18914C100   7,372     498,087  SH            SOLE               498,087
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT         18914E106  14,279   1,061,614  SH            SOLE             1,061,614
COHEN & STEERS INFRASTRUCTUR    COM                19248A109   2,312     129,905  SH            SOLE               129,905
COLONY FINL INC                 COM   NEW          19624R106   3,718     205,774  SH            SOLE               205,774
DCA TOTAL RETURN FD             COM                233066109   1,175     309,216  SH            SOLE               309,216
DIAMOND HILL FINL TRNDS FD I    COM                25264C101   1,879     190,793  SH            SOLE               190,793
DTF TAX-FREE INCOME INC         COM                23334J107   1,104      72,199  SH            SOLE                72,199
DWS GLOBAL HIGH INCOME FD       COM                23338W104     777      97,922  SH            SOLE                97,922
EAGLE CAP GROWTH FD INC         COM   NEW          269451100     121      16,994  SH            SOLE                16,994
EATON VANCE ENHANCED EQ INC     COM   NEW          278274105   1,928     160,700  SH            SOLE               160,700
EATON VANCE LTD DUR INCOME F    COM   NEW          27828H105   1,686     102,375  SH            SOLE               102,375
EATON VANCE NATL MUN OPPORT     COM SHS            27829L105     545      28,100  SH            SOLE                28,100
EATON VANCE RISK MNGD DIV EQ    COM                27829G106   6,522     516,789  SH            SOLE               516,789
EATON VANCE SH TM DR DIVR IN    COM   NEW          27828V104   1,528      87,838  SH            SOLE                87,838
EATON VANCE TAX MNG GBL DV E    COM                27829F108  11,841   1,130,958  SH            SOLE             1,130,958
EATON VANCE TAX MNGED BUY WR    COM   NEW          27828X100     274      19,900  SH            SOLE                19,900
EATON VANCE TAX-ADV BD & OPT    COM SH BEN INT     27829M103   2,768     158,007  SH            SOLE               158,007
EATON VANCE TX MGD DIV EQ IN    COM                27828N102   5,412     495,568  SH            SOLE               495,568

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
EATON VANCE TX MNG BY WRT OP    COM                27828Y108   1,771     139,149  SH            SOLE               139,149
EATON VANCE TXMGD GL BUYWR O    COM                27829C105   9,120     751,831  SH            SOLE               751,831
FEDERATED ENHANC TREAS INCM     COM SH BEN INT     314162108   3,525     226,656  SH            SOLE               226,656
FIFTH STREET FINANCE CORP       COM   NEW          31678A103     653      56,300  SH            SOLE                56,300
FIRST TR SR FLG RTE INCM FD     COM                33733U108     214      14,870  SH            SOLE                14,870
FIRST TR STRAT HGH INC FD II    COM   NEW          33735C106     184      40,651  SH            SOLE                40,651
FIRST TR STRTGC HIGH INCM FD    COM                337347108     294      78,500  SH            SOLE                78,500
GABELLI DIVID & INCOME TR       COM                36242H104   8,804     529,402  SH            SOLE               529,402
GABELLI GLOBAL MULTIMEDIA TR    COM                36239Q109   1,006     126,172  SH            SOLE               126,172
GABELLI HLTHCARE & WELLNESS     SHS   NEW          36246K103     538      69,557  SH            SOLE                69,557
GENERAL AMERN INVS INC          COM                368802104   8,847     315,294  SH            SOLE               315,294
GUGGENHEIM BLD AMR BDS MNG D    COM                401664107   4,417     225,485  SH            SOLE               225,485
GUGGENHEIM STRATEGIC OPP FD     COM SBI   NEW      40167F101     807      39,367  SH            SOLE                39,367
H & Q LIFE SCIENCES INVS        SH BEN INT         404053100   2,552     204,797  SH            SOLE               204,797
HELIOS STRATEGIC INCOME FD I    COM   NEW          42328A203     904     159,071  SH            SOLE               159,071
INVESCO VAN KAMP DYN CRDT OP    COM   NEW          46132R104   2,262     178,145  SH            SOLE               178,145
INVESCO VAN KAMPEN SR INC TR    COM                46131H107     479      95,000  SH            SOLE                95,000
ISHARES TR                      S&P 100 IDX FD     464287101  32,140     547,153  SH            SOLE               547,153
ISHARES TR                      MSCI EMERG MKT     464287234   8,418     176,839  SH            SOLE               176,839
ISHARES TR                      MSCI EAFE INDEX    464287465   6,014     100,000  SH            SOLE               100,000
ISHARES TR                      RUSSELL1000GRW     464287614   3,686      60,537  SH            SOLE                60,537
ISHARES TR                      S&P GLB100INDX NEW 464287572   1,950      30,000  SH            SOLE                30,000
ISHARES TR                      S&P NTL AMTFREE    464288414     505       4,882  SH            SOLE                 4,882
JAPAN SMALLER CAPTLZTN FD IN    COM   NEW          47109U104     185      22,527  SH            SOLE                22,527
KAYNE ANDERSON ENERGY DEV CO    COM                48660Q102   1,166      64,303  SH            SOLE                64,303
KAYNE ANDERSON MLP INVSMNT C    COM   NEW          486606106   1,576      52,088  SH            SOLE                52,088
LEGG MASON INC                  COM                524901105     385      11,736  SH            SOLE                11,736
LIBERTY ALL STAR EQUITY FD      SH BEN INT         530158104  21,698   4,196,945  SH            SOLE             4,196,945
LIBERTY ALL STAR GROWTH FD I    COM   NEW          529900102     836     188,197  SH            SOLE               188,197
LMP CAP & INCOME FD INC         COM                50208A102  12,318     897,839  SH            SOLE               897,839
LMP CORPORATE LN FD INC         COM                50208B100   1,835     148,127  SH            SOLE               148,127
MACQUARIE FT TR GB INF UT DI    COM                55607W100     432      27,017  SH            SOLE                27,017
MACQUARIE GLBL INFRA TOTL RE    COM                55608D101   9,432     507,926  SH            SOLE               507,926
MLP & STRATEGIC EQUITY FD IN    COM   NEW          55312N106     801      45,690  SH            SOLE                45,690
MONTGOMERY STR INCOME SECS I    COM                614115103   3,030     190,096  SH            SOLE               190,096
MORGAN STANLEY EM MKTS DM DE    COM                617477104   6,297     357,604  SH            SOLE               357,604
NUVEEN BUILD AMER BD OPPTNY     COM   NEW          67074Q102     300      14,900  SH            SOLE                14,900

            ITEM 1                  ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6   ITEM 7        ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of class       CUSIP     Value   Shares/                  Investment  Other   Voting Authority
                                                              (x$1000) Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
------------------------------  -----------------  ---------  -------- ------- ------ -------- ---------- -------- ---- ------ ----
NUVEEN FLOATING RATE INCOME     COM   NEW          67072T108     198      16,200  SH            SOLE                16,200
NUVEEN MULT STRAT INC GR FD     COM SHS            67073D102  15,225   1,665,791  SH            SOLE             1,665,791
NUVEEN MULTI CURR ST GV INCM    COM   NEW          67090N109     761      51,200  SH            SOLE                51,200
NUVEEN MULTI STRAT INC & GR     COM                67073B106  10,553   1,197,852  SH            SOLE             1,197,852
NUVEEN NUM HIGH INC OPPTY FD    COM   NEW          670683101     191      17,382  SH            SOLE                17,382
PIMCO HIGH INCOME FD            COM SHS   NEW      722014107     289      21,206  SH            SOLE                21,206
PIMCO INCOME OPPORTUNITY FD     COM                72202B100   9,879     352,834  SH            SOLE               352,834
PIMCO INCOME STRATEGY FUND      COM   NEW          72201H108     594      45,890  SH            SOLE                45,890
PIMCO INCOME STRATEGY FUND I    COM                72201J104  11,000   1,021,382  SH            SOLE             1,021,382
POWERSHARES ETF TRUST           FTSE RAFI 1000     73935X583  19,166     327,568  SH            SOLE               327,568
PROSHARES TR                    PSHS ULTSH 20YRS   74347R297   5,710     165,455  SH            SOLE               165,455
PROSHARES TR                    PSHS ULSHRUS2000   74348A202   2,536      60,723  SH            SOLE                60,723
                                   NEW
PROSHARES TR                    PSHS ULSHT SP500   74347R883     456      22,101  SH            SOLE                22,101
PUTNAM MASTER INTER INCOME T    SH BEN INT   NEW   746909100     102      17,500  SH            SOLE                17,500
RMR ASIA PAC REAL EST FD NEW    COM   NEW          76970B101     450      24,359  SH            SOLE                24,359
ROYCE FOCUS TR                  COM                78080N108   2,887     370,058  SH            SOLE               370,058
ROYCE VALUE TR INC              COM                780910105  25,848   1,732,421  SH            SOLE             1,732,421
RYDEX ETF TRUST                 TOP 50 ETF         78355W205  10,949     118,563  SH            SOLE               118,563
SPDR S&P 500 ETF TR             TR UNIT            78462F103  10,030      76,000  SH            SOLE                76,000
SPDR SERIES TRUST               BRCLYS CAP CONV    78464A359   4,604     111,000  SH            SOLE               111,000
SPDR SERIES TRUST               NUVN BRCLY MUNI    78464A458     367      16,227  SH            SOLE                16,227
SPECIAL OPPORTUNITIES FD INC    COM                84741T104   5,125     327,657  SH            SOLE               327,657
SUNAMERICA FCSED ALPHA GRW F    COM                867037103   8,776     422,536  SH            SOLE               422,536
TCW STRATEGIC INCOME FUND IN    COM                872340104   6,520   1,225,560  SH            SOLE             1,225,560
TEMPLETON EMERGING MKTS FD I    COM                880191101   2,279     100,000  SH            SOLE               100,000
TORTOISE CAP RES CORP           COM                89147N304   2,769     342,094  SH            SOLE               342,094
TRI CONTL CORP                  COM                895436103  14,009     938,310  SH            SOLE               938,310
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF   922042858   2,966      61,000  SH            SOLE                61,000
VANGUARD TAX-MANAGED INTL FD    MSCI EAFE ETF      921943858   9,439     247,860  SH            SOLE               247,860
WELLS FARGO ADVANTAGE MULTI     COM SHS   NEW      94987D101   2,659     172,675  SH            SOLE               172,675
WESTERN ASSET CLYM INFL OPP     COM                95766R104   3,305     263,992  SH            SOLE               263,992
WESTERN ASSET GLOBAL CP DEFI    COM                95790C107   5,129     273,123  SH            SOLE               273,123
ZWEIG TOTAL RETURN FD INC       COM                989837109  12,316   3,633,101  SH            SOLE             3,633,101
TOTAL                                                        507,159